Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (647,743)	$ (520,458)	$ (4,133,576)	$ (3,004,937)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	118	$ 118	473	158
Amortization of debt discount	165,629		504,269	0
Change in value of derivative liability	(48,413)		(1,867,621)	0
Derivative expense	$ 191,844		(1,809,914)	0
Forgiveness of debt			$ (6,009)	$ 0
Loss on share issuance			$ (30,000)	$ 0
Impairment of intangible asset			$ 82,120	$ 168,973
Stock issued for services	$ 796,050		796,050	0
Stock-based compensation	130,091	$ 120,293	866,128	1,869,273
Changes in operating assets and liabilities:
Increase in prepaid expenses	(100,000)	2,743	(6,017)	(1,561)
Increase in accounts payable	67,692	5,303	729,600	173,972
Increase in bank overdraft	1,863	0
Increase (decrease) in accrued expenses	78,605	45,524	(250,399)	451,290
Net Cash Used by Operating Activities	(351,887)	(141,645)	(1,445,068)	(342,832)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets			0	(1,419)
Acquisition of intangible assets			0	(45,000)
Net Cash Used by Investing Activities			0	(46,419)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans and interest received (repaid) from/to related parties	(31,000)	74	(29,933)	40,500
Proceeds from stock deposits			0	147,500
Proceeds from sale of common stock and stock warrants	275,000	29,462	560,000	175,000
Proceeds from the issuance of convertible note payable	95,500	96,307	918,506	37,500
Net Cash Provided by Financing Activities	339,500	125,843	1,448,573	400,050
Net Increase in Cash and Cash Equivalents	(12,387)	(15,802)	3,505	10,799
Cash and cash equivalents, beginning of period	$ 12,387	15,892	15,892	1,588
Cash and cash equivalents, end of period		$ 90	12,387	15,892
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid			0	342
Income taxes paid			0	0
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Stock deposits reclassified as common stock and stock warrants	$ 147,050		147,050	0
Original issue and debt discounts recorded on notes payable		$ 11,531	612,827	0
Common stock issued for accrued expenses	$ 300,000
Acquisition of intangibles for stock	123,973		82,120	123,973
Debt and interest converted to common stock and contributed capital	$ 499,825	$ 499,825	$ 499,686	$ 28,818